UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, New York 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: January 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS DIVIDEND STRATEGY FUND

FORM N-Q

JANUARY 31, 2008

Legg Mason Partners Dividend Strategy Fund

Schedule of Investments (unaudited)	January 31, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 3.9%
Hotels, Restaurants & Leisure - 1.1%
500,000	McDonald’s Corp.	$26,775,000

Household Durables - 0.4%
503,800	Leggett & Platt Inc.	9,582,276

Media - 0.9%
249,850	Cinemark Holdings Inc.	3,572,855
477,800	News Corp., Class B Shares	9,288,432
400,000	Regal Entertainment Group, Class A Shares	7,416,000
75,000	Thomson Corp.	2,665,500

	Total Media	22,942,787

Specialty Retail - 1.5%
1,410,300	Gap Inc.	26,964,936
275,000	Home Depot Inc.	8,434,250

	Total Specialty Retail	35,399,186

	TOTAL CONSUMER DISCRETIONARY	94,699,249

CONSUMER STAPLES - 12.5%
Beverages - 1.9%
450,000	Coca-Cola Co.	26,626,500
300,000	PepsiCo Inc.	20,457,000

	Total Beverages	47,083,500

Food & Staples Retailing - 2.7%
1,273,900	Wal-Mart Stores Inc.	64,816,032

Food Products - 4.7%
175,725	Cadbury Schweppes PLC, ADR	7,796,918
300,000	General Mills Inc.	16,383,000
200,000	H.J. Heinz Co.	8,512,000
1,404,617	Kraft Foods Inc., Class A Shares	41,099,094
225,000	Unilever NV	7,317,000
1,044,040	Unilever PLC, ADR	34,244,512

	Total Food Products	115,352,524

Household Products - 3.2%
804,813	Kimberly-Clark Corp.	52,835,973
400,000	Procter & Gamble Co.	26,380,000

	Total Household Products	79,215,973

	TOTAL CONSUMER STAPLES	306,468,029

ENERGY - 9.7%
Energy Equipment & Services - 0.3%
50,500	Schlumberger Ltd.	3,810,730
61,000	Weatherford International Ltd. *	3,770,410

	Total Energy Equipment & Services	7,581,140

Oil, Gas & Consumable Fuels - 9.4%
325,000	BP PLC, ADR	20,718,750
869,969	Chevron Corp.	73,512,380
1,283,719	Exxon Mobil Corp.	110,913,322
195,000	Newfield Exploration Co. *	9,726,600
49,950	SandRidge Energy Inc. *	1,519,979
200,000	Spectra Energy Corp.	4,568,000
148,000	Valero Energy Corp.	8,760,120

	Total Oil, Gas & Consumable Fuels	229,719,151

	TOTAL ENERGY	237,300,291

See Notes to Schedule of Investments.

Legg Mason Partners Dividend Strategy Fund

Schedule of Investments (unaudited) (continued)	January 31, 2008

SHARES	SECURITY	VALUE
FINANCIALS - 17.3%
Capital Markets - 1.9%
348,680	Bank of New York Mellon Corp.	$16,258,948
375,000	Merrill Lynch & Co. Inc.	21,150,000
200,000	UBS AG	8,258,000

	Total Capital Markets	45,666,948

Commercial Banks - 1.7%
745,300	Wachovia Corp.	29,014,529
350,000	Wells Fargo & Co.	11,903,500

	Total Commercial Banks	40,918,029

Consumer Finance - 0.4%
200,000	American Express Co.	9,864,000

Diversified Financial Services - 5.3%
1,070,021	Bank of America Corp.	47,455,431
1,726,557	JPMorgan Chase & Co.	82,097,786

	Total Diversified Financial Services	129,553,217

Insurance - 3.7%
176,150	American International Group Inc.	9,716,434
851,804	Chubb Corp.	44,114,929
278,400	Hartford Financial Services Group Inc.	22,486,368
325,000	Travelers Cos. Inc.	15,632,500

	Total Insurance	91,950,231

Real Estate Investment Trusts (REITs) - 3.6%
2,863,900	Annaly Mortgage Management Inc.	56,476,108
550,000	Chimera Investment Corp.	10,532,500
204,400	LaSalle Hotel Properties	5,602,604
1,657,000	MFA Mortgage Investments Inc.	16,901,400

	Total Real Estate Investment Trusts (REITs)	89,512,612

Thrifts & Mortgage Finance - 0.7%
200,000	Freddie Mac	6,078,000
728,000	Hudson City Bancorp Inc.	11,924,640

	Total Thrifts & Mortgage Finance	18,002,640

	TOTAL FINANCIALS	425,467,677

HEALTH CARE - 12.9%
Health Care Equipment & Supplies - 1.7%
625,002	Baxter International Inc.	37,962,621
75,000	Medtronic Inc.	3,492,750

	Total Health Care Equipment & Supplies	41,455,371

Pharmaceuticals - 11.2%
1,216,009	Abbott Laboratories	68,461,307
150,000	Bristol-Myers Squibb Co.	3,478,500
150,680	Eli Lilly & Co.	7,763,034
465,708	GlaxoSmithKline PLC, ADR	22,065,245
1,119,247	Johnson & Johnson	70,803,565
175,000	Merck & Co. Inc.	8,099,000
316,200	Novartis AG, ADR	16,002,882
1,988,967	Pfizer Inc.	46,521,938
804,075	Wyeth	32,002,185

	Total Pharmaceuticals	275,197,656

	TOTAL HEALTH CARE	316,653,027

INDUSTRIALS - 16.7%
Aerospace & Defense - 3.9%
1,123,952	Honeywell International Inc.	66,391,845
450,000	Raytheon Co.	29,313,000

See Notes to Schedule of Investments.

Legg Mason Partners Dividend Strategy Fund

Schedule of Investments (unaudited) (continued)	January 31, 2008

SHARES	SECURITY	VALUE
	Total Aerospace & Defense	$95,704,845

Air Freight & Logistics - 0.5%
165,000	United Parcel Service Inc., Class B Shares	12,071,400

Commercial Services & Supplies - 1.9%
75,000	Pitney Bowes Inc.	2,752,500
475,000	R.R. Donnelley & Sons Co.	16,572,750
850,000	Waste Management Inc.	27,574,000

	Total Commercial Services & Supplies	46,899,250

Electrical Equipment - 3.4%
1,326,154	Emerson Electric Co.	67,421,669
337,400	Hubbell Inc., Class B Shares	16,087,232

	Total Electrical Equipment	83,508,901

Industrial Conglomerates - 6.6%
200,000	3M Co.	15,930,000
2,709,066	General Electric Co.	95,928,027
150,000	Tyco International Ltd.	5,904,000
600,000	United Technologies Corp.	44,046,000

	Total Industrial Conglomerates	161,808,027

Machinery - 0.4%
254,000	Dover Corp.	10,251,440

	TOTAL INDUSTRIALS	410,243,863

INFORMATION TECHNOLOGY - 10.4%
Communications Equipment - 0.9%
743,600	Motorola Inc.	8,573,708
175,000	Nokia Oyj, ADR	6,466,250
200,000	QUALCOMM Inc.	8,484,000

	Total Communications Equipment	23,523,958

Computers & Peripherals - 1.9%
425,000	International Business Machines Corp.	45,619,500

Electronic Equipment & Instruments - 0.2%
175,000	Tyco Electronics Ltd.	5,916,750

IT Services - 1.1%
650,000	Automatic Data Processing Inc.	26,370,500

Semiconductors & Semiconductor Equipment - 3.2%
874,770	Intel Corp.	18,545,124
907,500	Linear Technology Corp.	25,110,525
158,600	Microchip Technology Inc.	5,060,926
3,234,131	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	30,012,736

	Total Semiconductors & Semiconductor Equipment	78,729,311

Software - 3.1%
2,325,135	Microsoft Corp.	75,799,401

	TOTAL INFORMATION TECHNOLOGY	255,959,420

MATERIALS - 8.1%
Chemicals - 4.8%
150,000	Cytec Industries Inc.	8,491,500
725,458	Dow Chemical Co.	28,046,206
1,466,600	E.I. du Pont de Nemours & Co.	66,260,988
226,240	PPG Industries Inc.	14,952,202

	Total Chemicals	117,750,896

Metals & Mining - 1.5%
1,103,626	Alcoa Inc.	36,530,021

See Notes to Schedule of Investments.

Legg Mason Partners Dividend Strategy Fund

Schedule of Investments (unaudited) (continued)	January 31, 2008

SHARES	SECURITY	VALUE
MATERIALS - 8.1% (continued)
Paper & Forest Products - 1.8%
651,381	Weyerhaeuser Co.	$44,111,521

	TOTAL MATERIALS	198,392,438

TELECOMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 3.6%
515,000	AT&T Inc.	19,822,350
150,000	Embarq Corp.	6,795,000
1,488,189	Verizon Communications Inc.	57,801,261
375,000	Windstream Corp.	4,353,750

	Total Diversified Telecommunication Services	88,772,361

Wireless Telecommunication Services - 2.0%
1,384,308	Vodafone Group PLC, ADR	48,173,918

	TOTAL TELECOMMUNICATION SERVICES	136,946,279

UTILITIES - 0.9%
Electric Utilities - 0.5%
180,000	FPL Group Inc.	11,606,400

Multi-Utilities - 0.4%
550,000	NiSource Inc.	10,444,500

	TOTAL UTILITIES	22,050,900

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,919,179,718)	2,404,181,173

FACE AMOUNT
SHORT-TERM INVESTMENTS - 2.0%
Repurchase Agreements - 2.0%
$10,199,000	Interest in $281,667,000 joint tri-party repurchase agreement dated 1/31/08 with Merrill Lynch, Pierce, Fenner & Smith Inc., 2.600% due 2/1/08; Proceeds at maturity - $10,199,737; (Fully collateralized by various U.S. government agency obligations, 0.000% due 7/15/15 to 1/15/30; Market value - $10,402,998)	10,199,000
37,295,000	Interest in $906,871,000 joint tri-party repurchase agreement dated 1/31/08 with Greenwich Capital Markets Inc., 2.850% due 2/1/08; Proceeds at maturity - $37,297,953; (Fully collateralized by various U.S. government agency obligations, 3.250% to 6.210% due 5/15/08 to 8/6/38; Market value - $38,040,955)	37,295,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $47,494,000)	47,494,000

	TOTAL INVESTMENTS - 100.0% (Cost - $1,966,673,718#)	2,451,675,173
	Other Assets in Excess of Liabilities - 0.0%	1,177,753

	TOTAL NET ASSETS - 100.0%	$2,452,852,926

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Dividend Strategy Fund (the “Fund”) is a separate diversified investment series of the Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$541,055,121
Gross unrealized depreciation	(56,053,666)

Net unrealized appreciation	$485,001,455

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 27, 2008

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	March 27, 2008